Cover	12 Months Ended
Sep. 30, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	China Distance Education Holdings LTD
Entity Central Index Key	0001438644
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	134,210,745
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	American Depositary Shares, each representing four ordinary shares, par value $0.0001 per share
Trading Symbol	DL
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Entity Address, Country	KY
Document Transition Report	false